May 01, 2016

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectus, as supplemented

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Transamerica AB Dynamic Allocation VP

The following sentence is added to the end of the fifth paragraph of the "Principal Investment Strategies" of the Prospectus and Summary Prospectus relating to Transamerica AB Dynamic Allocation VP:

The portfolio may also invest in To Be Announced ("TBA") mortgages and dollar rolls.

The following is added alphabetically to the "Principal Risks" section of the Prospectus and Summary Prospectus relating to Transamerica AB Dynamic Allocation VP:

To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses. Whether or not the portfolio takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money for investment purposes. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio's right to purchase or repurchase securities may be restricted.

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Investors Should Retain this Supplement for Future Reference

August 5, 2016